Earnings per share (Details)	12 Months Ended
	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)	165,726,030	165,726,030	165,776,132	165,847,972
Effect of treasury shares held	0	0	(56,014)	(154,020)
Effect of equity shares issued on exercise of stock options	156,667	156,667	124,222	64,432
Weighted average number of equity shares – Basic	165,882,697	165,882,697	165,844,340	165,758,384
Earnings per share of par value Rs.5 – Basic | (per share)	₨ 142.08	$ 1.87	₨ 103.94	₨ 117.63